Offerings	Apr. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock
Amount Registered | shares	45,423,694
Proposed Maximum Offering Price per Unit	23.00
Maximum Aggregate Offering Price	$ 1,044,744,962.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 144,279.28
Offering Note	The Form S-8 registration statement to which this Exhibit 107.1 is attached (the "Registration Statement") registers 45,423,694 shares of Class A common stock, par value $0.0001 of the X-Energy, Inc., a Delaware corporation ("Class A common stock"), that may be delivered with respect to awards under the X-Energy, Inc. 2026 Equity Incentive Plan (as amended from time to time, the "2026 Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement shall be deemed to cover an indeterminate number of additional shares of Class A common stock that may become issuable as a result of share splits, share dividends or similar transactions pursuant to the adjustment or anti-dilution provisions of the 2026 Plan. The Registration Statement registers 9,084,739 shares of Class A common stock, that may be delivered with respect to awards under the X-Energy Inc. 2026 Employee Stock Purchase Plan (as amended from time to time, the "ESPP"). Pursuant to Rule 416(a) under the Securities Act, the Registration Statement shall be deemed to cover an indeterminate number of additional shares of Class A common stock that may become issuable as a result of share splits, share dividends or similar transactions pursuant to the adjustment or anti-dilution provisions of the ESPP.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock
Amount Registered | shares	9,084,739
Proposed Maximum Offering Price per Unit	23.00
Maximum Aggregate Offering Price	$ 208,948,997.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 28,855.86
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the initial public offering price of the Class A Common Stock of $23.00 per share, as set forth in the Registrant's Registration Statement on Form S-1 (File No. 333-294508), as amended, that was declared effective on April 23, 2026.